Interest income and interest expense (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)
Interest income	¥ 1,191,145	$ 166,647	¥ 1,728,034
Interest expense	(505,238)	$ (70,685)	(709,691)
Bank deposits, wealth management products and others
Interest income	1,129,021		1,079,403
Loan receivables | JD Digits
Interest income	24,478		196,296
Nonrecourse securitization debt
Interest expense	(37,646)		(452,335)
Nonrecourse securitization debt | JD Digits
Interest income	37,646		452,335
Unsecured Senior Notes and Bank Borrowings
Interest expense	¥ (467,592)		¥ (257,356)